SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule Of Short-Term Investments

	December 31, 2018	December 31, 2017
Money market funds[1]	$114.6	$124.6
Other	4.4	2.6
	$119.0	$127.2

1	Money market funds are comprised of short-term fund investments with redemption notice periods of 185 days.